Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
3.	Cash and cash equivalents

	As of December 31	As of December 31
	2025	2024
	USD	USD

Cash in bank	1,931,174	5,559,276
Total	1,931,174	5,559,276

Core AI Holdings, Inc. And Its Subsidiary

Notes to The Consolidated Financial Statements

For The Year Ended December 31, 2025 and 2024

(Expressed In United States Dollars)